AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 97.4%
Communication Services - 7.1%
Auto Trader Group PLC (United Kingdom)[1]	277,020	$2,446,340
Baltic Classifieds Group PLC (Lithuania)	280,400	795,070
CAR Group Ltd. (Australia)	79,714	1,873,747
Internet Initiative Japan, Inc. (Japan)	195,120	3,643,393
IPSOS S.A. (France)	32,540	2,294,056
Kadokawa Corp. (Japan)	53,740	944,230

Total Communication Services		11,996,836
Consumer Discretionary - 9.5%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	207,940	2,312,293
CIE Automotive, S.A. (Spain)[2]	45,237	1,297,396
Dalata Hotel Group PLC (Ireland)	533,546	2,593,150
Games Workshop Group PLC (United Kingdom)	16,060	2,035,121
Goldwin, Inc. (Japan)	35,160	2,238,699
KOMEDA Holdings Co., Ltd. (Japan)	110,110	1,961,347
Samsonite International, S.A. (United States)*,1	597,710	2,264,646
Spin Master Corp. (Canada)[1]	53,210	1,361,529

Total Consumer Discretionary		16,064,181
Consumer Staples - 6.1%
Kobe Bussan Co., Ltd. (Japan)	75,588	1,852,153
Rohto Pharmaceutical Co., Ltd. (Japan)	142,450	2,767,786
Sugi Holdings Co., Ltd. (Japan)	39,521	674,926
Tate & Lyle PLC (United Kingdom)	289,354	2,255,160
Viscofan, S.A. (Spain)	43,120	2,741,058

Total Consumer Staples		10,291,083
Energy - 2.8%
Pason Systems, Inc. (Canada)	107,830	1,245,034
Technip Energies, N.V. (France)	138,770	3,510,495

Total Energy		4,755,529
Financials - 12.3%
FinecoBank Banca Fineco S.P.A. (Italy)	102,933	1,541,607
Integral Corp. (Japan)*,2	120,310	2,992,818
Nordnet AB publ (Sweden)[2]	112,537	2,064,878
Pagseguro Digital, Ltd., Class A (Brazil)*	58,900	841,092
Rakuten Bank, Ltd. (Japan)*	212,560	4,242,037
Ringkjoebing Landbobank A/S (Denmark)	14,910	2,614,225
Steadfast Group, Ltd. (Australia)	1,247,943	4,781,552
Topdanmark AS (Denmark)	40,091	1,710,602

Total Financials		20,788,811
Health Care - 7.2%
Ambu A/S, Class B (Denmark)*,2	119,380	1,964,760
Amplifon S.P.A. (Italy)[2]	32,955	1,201,298
	Shares	Value

Carenet, Inc. (Japan)[2]	184,830	$788,038
Craneware PLC (United Kingdom)	76,100	2,113,092
Gerresheimer AG (Germany)	8,470	953,486
Nakanishi, Inc. (Japan)	53,000	831,676
Siegfried Holding AG (Switzerland)	4,340	4,431,563

Total Health Care		12,283,913
Industrials - 29.8%
Ag Growth International, Inc. (Canada)[2]	42,750	1,936,540
ALS, Ltd. (Australia)	198,670	1,698,678
Arcadis, N.V. (Netherlands)	59,870	3,666,419
AZ-COM MARUWA Holdings, Inc. (Japan)	83,180	744,825
Bodycote PLC (United Kingdom)	392,839	3,443,180
Daiei Kankyo Co., Ltd. (Japan)	185,320	3,248,757
Danieli & C Officine Meccaniche S.P.A. (Italy)	41,600	1,476,557
Diploma PLC (United Kingdom)	63,210	2,969,068
DMG Mori Co., Ltd. (Japan)[2]	117,010	3,093,306
Hensoldt AG (Germany)	33,900	1,590,710
Howden Joinery Group PLC (United Kingdom)	181,433	2,076,897
Interpump Group S.P.A. (Italy)	10,557	514,515
IPH, Ltd. (Australia)	373,760	1,536,262
MEITEC Group Holdings, Inc. (Japan)	130,600	2,525,083
Nexans, S.A. (France)	27,480	2,872,797
Organo Corp. (Japan)	61,190	3,034,420
RENK Group AG (Germany)*	58,430	2,323,551
Rotork PLC (United Kingdom)	472,540	1,962,083
Saab AB, Class B (Sweden)	50,560	4,497,459
SMS Co., Ltd. (Japan)	107,980	1,857,031
SPIE, S.A. (France)	84,650	3,182,039
Valmet Oyj (Finland)[2]	8,960	235,865

Total Industrials		50,486,042
Information Technology - 10.5%
Accton Technology Corp. (Taiwan)	118,610	1,699,742
CyberArk Software, Ltd. (Israel)*	9,410	2,499,578
Finatext Holdings, Ltd. (Japan)*	114,300	702,785
Fortnox AB (Sweden)	74,060	462,638
Indra Sistemas, S.A. (Spain)	92,970	1,926,766
Keywords Studios PLC (Ireland)	52,190	857,648
Nova, Ltd. (Israel)*	9,820	1,741,872
QT Group Oyj (Finland)*,2	26,180	2,160,554
Simplex Holdings, Inc. (Japan)	81,430	1,503,295
Socionext, Inc. (Japan)	45,980	1,255,943
Sopra Steria Group (France)	12,163	2,947,621

Total Information Technology		17,758,442

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 5.6%
Acerinox, S.A. (Spain)	121,990	$1,339,654
Huhtamaki Oyj (Finland)[2]	53,890	2,257,546
Imdex, Ltd. (Australia)	1,009,350	1,531,412
Osisko Gold Royalties, Ltd. (Canada)	191,440	3,141,790
Verallia, S.A. (France)[1]	30,720	1,194,360

Total Materials		9,464,762
Real Estate - 4.1%
KDX Realty Investment Corp., REIT (Japan)	2,220	2,359,622
Merlin Properties Socimi SA, REIT (Spain)	192,550	2,071,619
Safestore Holdings PLC, REIT (United Kingdom)	16,880	161,061
The UNITE Group PLC, REIT (United Kingdom)	196,240	2,427,544

Total Real Estate		7,019,846
Utilities - 2.4%
Nippon Gas Co., Ltd. (Japan)	238,210	4,011,972

Total Common Stocks (Cost $130,487,861)		164,921,417
Preferred Stock - 0.5%
Industrials - 0.5%
Jungheinrich AG, 2.760% (Germany)	24,930	922,353

Total Preferred Stock (Cost $842,971)		922,353

Principal Amount
Short-Term Investments - 4.5%
Joint Repurchase Agreements - 3.8%[3]
Bank of Montreal, dated 03/28/24, due 04/01/24, 5.330% total to be received $1,601,980 (collateralized by various U.S. Government Agency Obligations, 3.500% - 7.000%, 08/01/33 - 03/01/54, totaling $1,633,053)	$1,601,032	1,601,032
	Principal Amount	Value

Daiwa Capital Markets America, dated 03/28/24, due 04/01/24, 5.360% total to be received $1,601,986 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 7.000%, 05/31/24 - 04/01/54, totaling $1,633,053)	$1,601,032	$1,601,032
Deutsche Bank Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $1,601,980 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 06/01/36 - 04/01/54, totaling $1,633,053)	1,601,032	1,601,032
Nomura Securities International, Inc., dated 03/28/24, due 04/01/24, 5.320% total to be received $1,601,978 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 01/01/28 - 07/15/58, totaling $1,633,054)	1,601,032	1,601,032

Total Joint Repurchase Agreements		6,404,128

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[4]	497,208	497,208
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	745,811	745,811

Total Other Investment Companies		1,243,019

Total Short-Term Investments (Cost $7,647,147)		7,647,147
Total Investments - 102.4% (Cost $138,977,979)		173,490,917
Other Assets, less Liabilities - (2.4)%		(4,113,989)
Net Assets - 100.0%		$169,376,928

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $7,266,875 or 4.3% of net assets.
[2]	Some of these securities, amounting to $10,320,004 or 6.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$5,736,648	$44,749,394	—	$50,486,042
Financials	2,551,694	18,237,117	—	20,788,811
Information Technology	5,099,098	12,659,344	—	17,758,442
Consumer Discretionary	8,302,093	7,762,088	—	16,064,181
Health Care	2,113,092	10,170,821	—	12,283,913
Communication Services	—	11,996,836	—	11,996,836
Consumer Staples	2,255,160	8,035,923	—	10,291,083
Materials	5,399,336	4,065,426	—	9,464,762
Real Estate	—	7,019,846	—	7,019,846
Energy	1,245,034	3,510,495	—	4,755,529
Utilities	—	4,011,972	—	4,011,972
Preferred Stock
Industrials	—	922,353	—	922,353
Short-Term Investments
Joint Repurchase Agreements	—	6,404,128	—	6,404,128
Other Investment Companies	1,243,019	—	—	1,243,019
Total Investments in Securities	$33,945,174	$139,545,743	—	$173,490,917

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	6.9
Brazil	0.5
Canada	4.6
Denmark	3.8
Finland	2.8
France	9.6
Germany	3.5
Ireland	2.1
Israel	2.6
Italy	2.9
Japan	28.5
Country	% of Long-Term Investments
Lithuania	0.5
Netherlands	2.2
Spain	5.6
Sweden	4.2
Switzerland	2.7
Taiwan	1.0
United Kingdom	13.2
United States	1.4
Uruguay	1.4
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,320,004	$6,404,128	$4,554,453	$10,958,581
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	07/31/24-08/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.